Subsequent events Subsequent Events (Details)					9 Months Ended	12 Months Ended
	Nov. 15, 2017 USD ($)	Oct. 31, 2017	Oct. 20, 2017 USD ($)	Oct. 14, 2017 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Subsequent Event [Member]
Subsequent Event [Line Items]
Fixed Interest Rate		4.24%
Sale leaseback term		10 years
Sale Leaseback Transaction,equivalent margin at current swap rates		2.14%
Sale Leaseback Transaction, Gross Proceeds, Investing Activities				$ 19,600,000
Bareboat charter agreement time period				9 years 6 months
Increase to Companies Liquidity				$ 6,400,000
Ultramax pool [Member]
Subsequent Event [Line Items]
Vessels acquired					6
Acquisition of Drybulk Vessels					$ 142,500,000
Ultramax pool [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Deposit for Acquisition of Vessels			0.00%
Balance due on Acquisition of vessels			$ 128,300,000
2015 [Member] | Ultramax pool [Member]
Subsequent Event [Line Items]
Vessels acquired					3
2016 [Member] | Ultramax pool [Member]
Subsequent Event [Line Items]
Vessels acquired					1
2017 [Member] | Ultramax pool [Member]
Subsequent Event [Line Items]
Vessels acquired					2
$85.5 Million Credit Facility [Member] | Ultramax pool [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Vessels acquired					6
Libor plus margin						2.85%
Market value of vessel financed						60.00%
Secured Debt [Member] | $85.5 Million Credit Facility [Member]
Subsequent Event [Line Items]
Debt Instrument, Unused Borrowing Capacity, Amount						$ 85,500,000
Dividend Declared [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends, Common Stock, Cash	$ 0.02